Gains/(Losses) on derecognition of financial assets not measured at fair value through profit or loss, net	12 Months Ended
Dec. 31, 2024
Gain Loss Arising From Derecognition Of Financial Assets [Abstract]
Gains/(Losses) on derecognition of financial assets not measured at fair value through profit or loss, net	Gains/(Losses) on derecognition of financial assets not measured at fair value through profit or loss, net

	2024	2023	2022
Income from sale of government securities	236,363,693	72,267,736	1,472,931
Income from sale of private securities	5,307,852	16,123,518	493,283
TOTAL	241,671,545	88,391,254	1,966,214